Inventories (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Impact on Net income of liquidations	$ (196)	$ (169)	$ 160
Inventories
Percentage of total inventories on LIFO	76.00%	75.00%	75.00%
Excess of FIFO over LIFO	331,867	337,214	357,303
Increase in net income due to LIFO	$ 3,230	$ 12,299	$ 13,365
Increase in net income per common share due to LIFO (in dollars per share)	$ 0.03	$ 0.12	$ 0.13